Cash distributions and earnings per unit - Distributions for all quarters (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			4 Months Ended			7 Months Ended			10 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Cash Distributions And Earnings Per Unit
Distribution Made to Limited Partner, Declaration Date	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Distribution Made to Limited Partner, Date of Record	Feb. 09, 2021	Feb. 11, 2020	Feb. 11, 2019	May 11, 2020	May 10, 2019	May 10, 2018	Aug. 10, 2020	Aug. 06, 2019	Aug. 07, 2018	Nov. 09, 2020	Nov. 07, 2019	Nov. 07, 2018
Distribution Made to Limited Partner, Distribution Date	Feb. 12, 2021	Feb. 13, 2020	Feb. 14, 2019	May 14, 2020	May 14, 2019	May 14, 2018	Aug. 13, 2020	Aug. 09, 2019	Aug. 10, 2018	Nov. 13, 2020	Nov. 14, 2019	Nov. 14, 2018
Distribution Made to Limited Partner, Cash Distributions Paid	$ 579	$ 3,365	$ 3,458	$ 3,366	$ 3,364	$ 3,420	$ 562	$ 3,364	$ 3,420	$ 579	$ 3,364	$ 3,420
Cash distribution declared per unit	$ 0.05	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.05	$ 0.30	$ 0.30	$ 0.05	$ 0.30	$ 0.30